COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands		1 Months Ended		12 Months Ended
	Sep. 26, 2024	Jun. 30, 2025	Apr. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Short-term bank loans
COMMITMENTS AND CONTINGENCIES
Capital commitments				¥ 7,950	¥ 4,950
Capital commitments
COMMITMENTS AND CONTINGENCIES
Capital commitments				3,280	4,920
Hebei Zhaoyu Breeding Industry Group Co., Ltd
COMMITMENTS AND CONTINGENCIES
Loss contingency damages sought value			¥ 3,000
Pending Litigation | Feng Peizhi
COMMITMENTS AND CONTINGENCIES
Loss contingency damages sought value	¥ 1,680
Damages awarded value		¥ 1,680
Accrued liabilities					¥ 1,680
Pending Litigation | Hebei Zhaoyu Breeding Industry Group Co., Ltd
COMMITMENTS AND CONTINGENCIES
Estimate of Possible Loss				¥ 3,000